SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details)	12 Months Ended
	Mar. 31, 2022 USD ($) customer item	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 HKD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 21,925,322	$ 15,128,719
Upper limit amount of deposits at each bank covered by insurance	79,000		¥ 500,000
Amount not covered by issuance	13,494,326
Maximum compensation limit	64,000			$ 500,000
Insurance coverage amount	250,000
Amount not covered by issuance	$ 7,759,312
Number of customers | customer	1
Revenues | Customer Concentration Risk | Customer 2
Cash and Cash Equivalents [Line Items]
Concentration of credit risk	95.10%
Purchases | Supplier concentration risk | Customer 1
Cash and Cash Equivalents [Line Items]
Number of Vendors | item	1
Concentration of credit risk	100.00%	0.00%
HONG KONG
Cash and Cash Equivalents [Line Items]
Cash balance subject to credit risk	$ 0
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 13,843,088	$ 15,128,719